Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2025
Share-based payment [Abstract]
Schedule of Fair Value of the Options Granted

The fair value of the options granted, as above, was estimated using the Black and Scholes model. The parameters used in calculating the model were as follows:

	2024 grants	2023 grants

Price per share	NIS 0.22-0.93	NIS 0.87 - 1.05
Exercise price	NIS 0.258-0.837	NIS 0.93 - 1.09
Expected volatility (%)	119.85%	112.28 - 116.03
Expected term (in years)	6.25	6.25
Risk-free interest (%)	4.5	4.5
Expected dividend rate (%)	-	-

Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2025, 2024 and 2023 was comprised as follows:

	Year ended December 31,
	2025	2024	2023
Research and development	51	145	354
General and administrative	124	453	624
Total	175	598	978

Schedule of Share-Based Payment

The following table presents additional information relating to the share-based payment under the Plan:

	2025		2024		2023
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	1,763,854	5.54	1,805,230	5.55	1,826,519	5.74
Granted (*)	-	-	194,500	0.47	291,000	1.021
Forfeited	(253,001)	1.87	(235,876)	1.82	(312,289)	2.59
Exercised (*)	-	-	-	-	-	-
Outstanding at the end of the year	1,510,853	5.98	1,763,854	5.54	1,805,230	5.55
Exercisable at the end of the year	1,315,970	6.69	1,227,722	7.43	982,967	7.98

(*)	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023.